UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2006
Check here if Amendent []; Amendment Number:

This Amendment (Check only one.): [] is a restatement.
                                  [] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:    SMC Capital, Inc.
Address: 4350 Brownsboro Road
         Suite 310
         Louisville, Kentucky 40207
13F File Number: 801-44124

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Frank Kiley
Title: C.P.A.
Phone: 502-893-4200
Signature, Place, and Date of Signing:
   Frank Kiley Louisville, Kentucky April 20, 2006
Report Type (Check only one.):
[x] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of other Included Managers: 0
Form 13F Information Table Entry Total: 47
Form 13F Information Table Value Total: $31403

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES         COM              007903107     1086 32750.00 SH       SOLE                 32750.00
ALLEGHENY TECH INC             COM              01741r102      612 10000.00 SH       SOLE                 10000.00
AMERICAN TOWERS CORPORATION    COM              029912201      303 10000.00 SH       SOLE                 10000.00
APPLIED MICRO CIRCUIT CORPORAT COM              03822w109      142 35000.00 SH       SOLE                 35000.00
BIRCH POINT MEDICAL INC.-PVT.P COM              09060w909       50 40000.00 SH       SOLE                 40000.00
BOEING CO                      COM              097023105     1005 12900.00 SH       SOLE                 12900.00
CARIBOU COFFEE                 COM              142042209     1428 148451.00SH       SOLE                148451.00
CATEPILLAR INC.                COM              149123101      427  5950.00 SH       SOLE                  5950.00
CHINA NATURAL GAS              COM              168910107       65 17857.00 SH       SOLE                 17857.00
CITIGROUP INC.                 COM              172967101      213  4500.00 SH       SOLE                  4500.00
CITIZENS FINL CORP KY CL A     COM              174613109     2115 330467.00SH       SOLE                330467.00
COMMONWEALTH BANCSHARES INC    COM                            3054 109058.00SH       SOLE                109058.00
EOG RESOURCES INC              COM              26875p101      288  4000.00 SH       SOLE                  4000.00
GENENTECH INC.                 COM              368710406      896 10600.00 SH       SOLE                 10600.00
GENERAL ELECTRIC CO            COM              369604103      203  5850.00 SH       SOLE                  5850.00
GOOGLE INC.                    COM              38259p508      975  2500.00 SH       SOLE                  2500.00
JDS UNIPHASE CORP              COM              46612j101      208 50000.00 SH       SOLE                 50000.00
MIPS TECHNOLOGIES INC CL A     COM              604567107      224 30000.00 SH       SOLE                 30000.00
McDERMOTT INT'L                COM              580037109     1089 20000.00 SH       SOLE                 20000.00
NOVELLUS SYSTEMS INC           COM              670008101      240 10000.00 SH       SOLE                 10000.00
OCCULOGIX INC WI               COM              67461T107      241 70000.00 SH       SOLE                 70000.00
QMED INC.                      COM              747914109      370 40000.00 SH       SOLE                 40000.00
RF MICRO DEVICES INC           COM              749941100      432 50000.00 SH       SOLE                 50000.00
RIGEL PHARMACEUTICALS          COM              766559603      287 25000.00 SH       SOLE                 25000.00
S&P DEPOSITORY RECEIPT         COM              78462F103     5696 43875.00 SH       SOLE                 43875.00
SILGAN HOLDINGS INC.           COM              827048109      201  5000.00 SH       SOLE                  5000.00
SIRIUS SATELLITE RADIO INC.    COM              82966U103      127 25000.00 SH       SOLE                 25000.00
SPDR ENERGY SEL SECTR          COM              81369Y506      269  4950.00 SH       SOLE                  4950.00
STRYKER CORP                   COM              863667101      293  6600.00 SH       SOLE                  6600.00
SUNCOR ENERGY INC              COM              867229106      616  8000.00 SH       SOLE                  8000.00
TEREX CORP                     COM              880779103     1022 12900.00 SH       SOLE                 12900.00
TEXAS CAPITAL BANCSHARES       COM              88224q107      360 15000.00 SH       SOLE                 15000.00
TITANIUM METALS                COM              888339207      583 12000.00 SH       SOLE                 12000.00
TRANSOCEAN SEDCO FOREX INC     COM              g90078109     1204 15000.00 SH       SOLE                 15000.00
XM SATELLITE RADIO HOLDINGS IN COM              983759101      779 35000.00 SH       SOLE                 35000.00
ZIMMER HOLDINGS INC.           COM              98956P102      416  6150.00 SH       SOLE                  6150.00
US AIR 1989-A WARRANTS ZERO DU                  91154F9A9        0   500000 SH       SOLE                   500000
AAG HOLDING CO. INC. 7.25%, 1/ PFD              000336305      633 25000.00 SH       SOLE                 25000.00
EVEREST RE CAP TRST 7.85% PFD  PFD              299807206      513 20000.00 SH       SOLE                 20000.00
FELCOR SUITE HOTELS 7.80% CONV PFD              31430f200      250 10000.00 SH       SOLE                 10000.00
FNM PFD. 7%, 12/31/2007        PFD              313586794      272  5000.00 SH       SOLE                  5000.00
FNM PREFERRED 5.375            PFD              313586810      974    10.00 SH       SOLE                    10.00
JPM 6.20%, 10/15/34 (KBWI)     PFD              48122f207      247 10000.00 SH       SOLE                 10000.00
MBNA PFD.8.10%, 2/15/2033 (DBA PFD              55270b201      266 10000.00 SH       SOLE                 10000.00
NATIONAL BANK OF COMMERCE 7.70 PFD              635458201      508 20000.00 SH       SOLE                 20000.00
GILAT SATELLITE NETWORKS NT CO CONV BD          375255af3      102   166507 PRN      SOLE                   166507
LAMAR ADVERTISING CONVERTIBLE, CONV BD          512815AG6      115   100000 PRN      SOLE                   100000
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